Prepayments for current assets (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of Prepayments for current assets [Abstract]
Disclosure of derailed information about prepayments for current assets [text block]	Prepayments for current assets comprise of the following:
	March 31, 2025	March 31, 2024
Prepayments for purchase of bandwidth	174,152	139,139
Prepayments - others	657,650	546,390
	831,802	685,529